Fair Value Measurements - Level 3 (Details) - Contingent Consideration [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Contingent Consideration Liability
Balance December 31, 2016	$ 0
Acquisition	(1,196)
Gains (losses) included in earnings	(1,066)
Dispositions and settlements	0
Transfers into/out of Level 3	0
Balance December 31, 2017	$ (2,262)